Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Unused net operating loss carryforwards (in Dollars)	$ 146,502,477
Operating Loss Carryforwards (in Dollars)	27,344,855	$ 25,506,592	$ 21,953,981
Valuation allowance (in Dollars)	$ 21,852,415	$ 16,007,067
PRC statutory tax rate	25.00%	25.00%	25.00%
Percentage of preferential tax rate	15.00%
Statutory rate	25.00%
Hong Kong [Member]
Income Tax [Line Items]
Statutory rate	16.50%	16.50%	16.50%